Consolidated Schedule of Investments

July 31, 2022

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–24.59%(a)
Brazil–0.07%

Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	50,000	$ 9,205

France–0.86%

Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	107,846

Italy–0.40%

Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	49,849

Mexico–10.81%
Mexican Bonos,

Series M, 7.75%, 05/29/2031	MXN	13,000,000	602,274

Series M 20, 7.50%, 06/03/2027	MXN	500,000	23,361

Series M 20, 8.50%, 05/31/2029	MXN	15,190,000	738,214

			1,363,849

Russia–0.00%
Russian Federal Bond - OFZ,

Series 6225, 7.25%, 05/10/2034(e)	RUB	2,000,000	0

Series 6239, 6.90%, 07/23/2031(e)	RUB	70,189,000	0

			0

South Africa–4.15%
Republic of South Africa Government Bond,

Series 2030, 8.00%, 01/31/2030	ZAR	4,990,000	264,137

Series 2032, 8.25%, 03/31/2032	ZAR	4,480,000	229,229

Series 2048, 8.75%, 02/28/2048	ZAR	650,000	30,981

			524,347

Spain–1.93%

Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	103,106

Codere Finance 2 (Luxembourg) S.A., 10.75% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(f)	EUR	27,949	25,490

Codere New Holdco S.A., 7.50%, 11/30/2027(b)	EUR	33,483	27,802

eDreams ODIGEO S.A., 5.50%, 07/15/2027(b)	EUR	100,000	87,641

			244,039

United Kingdom–5.59%

Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	244,951

Nationwide Building Society, Series CCDS, 10.25%(b)(d)	GBP	38,000	64,787

Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	113,531

Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	128,621

	Principal Amount		Value
United Kingdom–(continued)

Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	38,748	$ 52,460

Wheel Bidco Ltd., 6.75%, 07/15/2026(b)	GBP	100,000	101,717

			706,067

United States–0.78%

Coty, Inc., 3.88%, 04/15/2026(b)	EUR	100,000	98,372

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,405,513)			3,103,574

	Shares
Common Stocks & Other Equity Interests–16.75%
Australia–0.72%

Alumina Ltd.		11,524	12,459

Glencore PLC(g)		3,475	19,639

Newcrest Mining Ltd.		1,003	13,647

QBE Insurance Group Ltd.		1,752	14,183

Woodside Energy Group Ltd.		1,122	25,242

Worley Ltd.		568	5,718

			90,888

Brazil–0.07%

Wheaton Precious Metals Corp.		107	3,670

Yara International ASA		112	4,770

			8,440

Canada–0.20%

Agnico Eagle Mines Ltd.		72	3,095

Barrick Gold Corp.(h)		673	10,593

Barrick Gold Corp.(h)		16	252

Canadian Pacific Railway Ltd.		68	5,362

Constellation Software, Inc.		2	3,402

Dollarama, Inc.		34	2,061

			24,765

China–1.93%

Alibaba Group Holding Ltd.(g)		2,180	24,630

Alibaba Group Holding Ltd., ADR(g)		68	6,077

Autohome, Inc., ADR		441	15,739

BeiGene Ltd., ADR(g)		15	2,521

China Overseas Land & Investment Ltd.		3,500	9,704

China South Publishing & Media Group Co. Ltd., A Shares		3,700	4,898

COSCO SHIPPING Ports Ltd.		6,000	4,489

Dongfeng Motor Group Co. Ltd., H Shares		12,000	8,305

Gree Electric Appliances, Inc. of Zhuhai, A Shares		2,900	14,351

JD.com, Inc., A Shares		64	1,906

JD.com, Inc., ADR		361	21,480

Meituan, B Shares(b)(g)		100	2,265

Ming Yang Smart Energy Group Ltd., A Shares		3,556	15,824

Minth Group Ltd.		2,000	5,364

NetEase, Inc., ADR		228	21,200

Ping An Insurance (Group) Co. of China Ltd., H Shares		2,000	11,816

Suofeiya Home Collection Co. Ltd., A Shares		4,000	10,587

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value
China–(continued)

Tencent Holdings Ltd.	200	$ 7,868

Tencent Holdings Ltd., ADR	758	29,304

Tencent Music Entertainment Group, ADR(g)	1,706	7,182

Tingyi Cayman Islands Holding Corp.	8,000	13,187

Wuxi Biologics Cayman, Inc.(b)(g)	500	4,784

		243,481

Denmark–0.15%

Carlsberg A/S, Class B	46	5,957

Novo Nordisk A/S, Class B	83	9,762

Vestas Wind Systems A/S	126	3,296

		19,015

Finland–0.21%

Kone OYJ, Class B	83	3,786

Metso Outotec OYJ	353	2,912

Neste OYJ	92	4,724

Stora Enso OYJ, Class R	339	5,235

UPM-Kymmene OYJ	316	10,002

		26,659

France–1.14%

Airbus SE	33	3,569

Arkema S.A.	37	3,519

AXA S.A.	282	6,510

BNP Paribas S.A.	121	5,735

Capgemini SE	47	8,969

Carrefour S.A.	335	5,714

Cie de Saint-Gobain	124	5,784

ENGIE S.A.	414	5,127

Hermes International	9	12,322

L’Oreal S.A.	11	4,155

Publicis Groupe S.A.(g)	88	4,703

Sanofi	213	21,194

Thales S.A.	34	4,227

TotalEnergies SE	737	37,595

Veolia Environnement S.A.	316	7,925

Verallia S.A.(b)	289	7,395

		144,443

Germany–0.36%

Deutsche Post AG	180	7,163

Deutsche Telekom AG	500	9,459

Infineon Technologies AG	249	6,763

Mercedes-Benz Group AG	99	5,792

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	29	6,558

Siemens AG	51	5,663

Volkswagen AG, Preference Shares	10	1,404

Vonovia SE	92	3,054

		45,856

Hong Kong–0.60%

AIA Group Ltd.	2,000	20,186

CK Asset Holdings Ltd.	2,500	17,700

CK Hutchison Holdings Ltd.	3,000	19,933

Link REIT	500	4,191

Pacific Basin Shipping Ltd.	9,000	4,299

Prudential PLC	759	9,357

		75,666

	Shares	Value
India–0.69%

Aurobindo Pharma Ltd.	1,525	$ 10,536

Housing Development Finance Corp. Ltd.	719	21,654

ICICI Bank Ltd., ADR	856	17,788

Kotak Mahindra Bank Ltd.	95	2,175

Larsen & Toubro Ltd.	566	12,949

Mahindra & Mahindra Ltd.	567	8,354

Shriram Transport Finance Co. Ltd.	757	13,236

		86,692

Indonesia–0.25%

PT Astra International Tbk	50,400	21,579

PT Indocement Tunggal Prakarsa Tbk	4,200	2,640

PT Telkom Indonesia (Persero) Tbk	26,000	7,429

		31,648

Ireland–0.16%

CRH PLC	372	14,289

Kingspan Group PLC	41	2,660

Ryanair Holdings PLC, ADR(g)	40	2,920

		19,869

Israel–0.04%

Nice Ltd., ADR(g)	23	4,922

Italy–0.09%

Enel S.p.A.	699	3,532

Intesa Sanpaolo S.p.A.	1,348	2,406

UniCredit S.p.A.	517	5,119

		11,057

Luxembourg–0.05%

ArcelorMittal S.A.	245	6,020

Helix Holdco S.A.(e)	500	0

		6,020

Macau–0.09%

Sands China Ltd.(g)	4,800	11,325

Netherlands–0.62%

Adyen N.V.(b)(g)	5	9,019

ASML Holding N.V.	5	2,871

BE Semiconductor Industries N.V.	142	7,610

ING Groep N.V.	630	6,123

Koninklijke Ahold Delhaize N.V.	80	2,204

Prosus N.V.	184	12,086

SBM Offshore N.V.	413	5,773

Shell PLC	1,046	27,949

Universal Music Group N.V.	184	4,179

		77,814

Norway–0.02%

Aker BP ASA	6	207

Aker BP ASA, SDR(e)	85	2,935

		3,142

Portugal–0.04%

EDP - Energias de Portugal S.A.	1,085	5,475

Russia–0.00%

Sberbank of Russia PJSC(e)(g)	392	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value
Singapore–0.25%

ComfortDelGro Corp. Ltd.	7,300	$ 7,520

Sea Ltd., ADR(g)	25	1,908

United Overseas Bank Ltd.	1,100	21,994

		31,422

South Africa–0.12%

Anglo American PLC	441	15,929

South Korea–0.83%

Hyundai Motor Co., Second Pfd.	148	10,761

KB Financial Group, Inc.	176	6,554

LG Corp.	151	9,445

LOTTE Chemical Corp.	63	8,597

POSCO Holdings, Inc.	48	8,990

Samsung Electronics Co. Ltd.	834	39,552

Samsung Electronics Co. Ltd., Preference Shares	44	1,939

Samsung Fire & Marine Insurance Co. Ltd.	129	19,670

		105,508

Spain–0.18%

Amadeus IT Group S.A.(g)	93	5,427

Banco Bilbao Vizcaya Argentaria S.A.	1,131	5,147

CaixaBank S.A.	2,155	6,475

Cellnex Telecom S.A.(b)	3	134

Codere New Topco S.A.(e)	1,248	0

Corp ACCIONA Energias Renovables S.A.	31	1,360

Repsol S.A.(g)	342	4,266

		22,809

Sweden–0.09%

Biotage AB	64	1,407

Sandvik AB	304	5,597

SSAB AB, Class B	878	4,033

		11,037

Switzerland–0.19%

Lonza Group AG	8	4,876

Novartis AG	103	8,852

Tecan Group AG, Class R(g)	14	4,979

Zurich Insurance Group AG	11	4,802

		23,509

Taiwan–0.58%

Hon Hai Precision Industry Co. Ltd.	3,400	12,399

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	560	49,548

Uni-President Enterprises Corp.	5,000	11,795

		73,742

Thailand–0.15%

Kasikornbank PCL, NVDR	4,600	18,518

United Kingdom–4.32%

3i Group PLC	795	12,327

Ashtead Group PLC	159	8,965

AstraZeneca PLC	256	33,651

Aviva PLC(g)	1,561	7,574

Babcock International Group PLC(g)	1,589	6,657

BAE Systems PLC	1,991	18,722

Balfour Beatty PLC	1,110	3,800

	Shares	Value
United Kingdom–(continued)

Barclays PLC	14,645	$ 28,172

Barratt Developments PLC	2,624	16,066

Berkeley Group Holdings PLC(g)	96	4,967

BP PLC	8,054	39,450

British American Tobacco PLC	430	16,900

Bunzl PLC	330	12,380

Burberry Group PLC	215	4,721

Centrica PLC(g)	2,655	2,847

Compass Group PLC	388	9,107

Cranswick PLC	129	5,255

Croda International PLC	46	4,201

Drax Group PLC	690	6,619

Experian PLC	244	8,549

Hays PLC	2,447	3,828

Hiscox Ltd.	708	7,702

ITV PLC	6,359	5,734

JD Sports Fashion PLC	5,848	9,279

Legal & General Group PLC	2,509	8,006

Marks & Spencer Group PLC(g)	3,498	6,054

Melrose Industries PLC	2,537	5,000

Mitchells & Butlers PLC(g)	1,812	3,842

National Grid PLC	2,138	29,514

NatWest Group PLC	1,297	3,937

Next PLC	270	22,498

Pennon Group PLC	230	2,819

Petrofac Ltd.(g)	2,522	3,553

Phoenix Group Holdings PLC	1,167	9,192

Reckitt Benckiser Group PLC	88	7,144

RELX PLC(h)	614	18,169

RELX PLC(h)	106	3,150

Rolls-Royce Holdings PLC(g)	1,708	1,866

Serco Group PLC	2,423	5,573

Severn Trent PLC	152	5,459

Smith & Nephew PLC	688	8,809

Spire Healthcare Group PLC(b)(g)	2,369	6,865

SSE PLC	1,368	29,432

Standard Chartered PLC	1,655	11,420

Tesco PLC	4,999	16,016

Travis Perkins PLC	370	4,757

Unilever PLC	307	14,954

United Utilities Group PLC	706	9,386

Vodafone Group PLC	9,275	13,684

Whitbread PLC	512	16,268

		544,840

United States–2.61%

ABIOMED, Inc.(g)	4	1,172

Accenture PLC, Class A	6	1,838

Adobe, Inc.(g)	7	2,871

Airbnb, Inc., Class A(g)	23	2,553

Alphabet, Inc., Class A(g)	100	11,632

Alphabet, Inc., Class C(g)	60	6,998

Amazon.com, Inc.(g)	158	21,322

American Express Co.	16	2,464

American Tower Corp.	30	8,125

Amphenol Corp., Class A	47	3,625

Apple, Inc.	17	2,763

Berkshire Hathaway, Inc., Class B(g)	12	3,607

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value
United States–(continued)

Broadcom, Inc.	11	$ 5,890

Coca-Cola Co. (The)	141	9,048

Copart, Inc.(g)	30	3,843

Costco Wholesale Corp.	1	541

Crowdstrike Holdings, Inc., Class A(g)	48	8,813

Danaher Corp.	30	8,744

Edwards Lifesciences Corp.(g)	5	503

Equifax, Inc.	4	836

Ferguson PLC	74	9,319

First Republic Bank	22	3,580

Herc Holdings, Inc.	43	5,333

Home Depot, Inc. (The)	13	3,912

Illumina, Inc.(g)	38	8,234

Installed Building Products, Inc.	53	5,375

Intercontinental Exchange, Inc.	25	2,550

Intuit, Inc.	6	2,737

JPMorgan Chase & Co.	67	7,729

KKR & Co., Inc., Class A	74	4,104

Markel Corp.(g)	2	2,594

Mastercard, Inc., Class A	49	17,336

Meta Platforms, Inc., Class A(g)	80	12,728

Microsoft Corp.	59	16,564

Moody’s Corp.	5	1,551

Nestle S.A.	21	2,579

Newmont Corp.	172	7,788

NIKE, Inc., Class B	22	2,528

NVIDIA Corp.	38	6,902

Old Dominion Freight Line, Inc.	9	2,732

PepsiCo, Inc.	13	2,274

Progressive Corp. (The)	55	6,328

Roche Holding AG	48	15,940

salesforce.com, inc.(g)	45	8,281

ServiceNow, Inc.(g)	12	5,360

Sims Ltd.	446	4,602

Stellantis N.V.	469	6,737

Stryker Corp.	26	5,583

Texas Instruments, Inc.	32	5,724

Thermo Fisher Scientific, Inc.	21	12,567

TJX Cos., Inc. (The)	70	4,281

Twilio, Inc., Class A(g)	59	5,003

Twist Bioscience Corp.(g)	6	262

Uber Technologies, Inc.(g)	190	4,456

Union Pacific Corp.	22	5,001

Visa, Inc., Class A	19	4,030

		329,792

Total Common Stocks & Other Equity Interests (Cost $1,685,182)		2,114,283

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–11.16%
Argentina–0.18%
Argentine Republic Government International Bond,

1.00%, 07/09/2029	$4,402	1,038

1.50%, 07/09/2035(i)	97,000	21,577

		22,615

	Principal Amount	Value
Canada–0.20%
1011778 BC ULC/New Red Finance, Inc.,

3.88%, 01/15/2028(b)	$2,000	$ 1,853

4.00%, 10/15/2030(b)	10,000	8,713
Hudbay Minerals, Inc.,

4.50%, 04/01/2026(b)	3,000	2,490

6.13%, 04/01/2029(b)	6,000	4,680

Precision Drilling Corp., 6.88%, 01/15/2029(b)	5,000	4,492

Rogers Communications, Inc., 4.55%, 03/15/2052(b)	3,000	2,816

		25,044

France–0.06%

Altice France S.A., 5.50%, 10/15/2029(b)	10,000	8,613

United Kingdom–0.22%

Barclays Bank PLC, Series 2, 1.06%(d)	20,000	16,328

Vodafone Group PLC, 4.13%, 06/04/2081(c)	14,000	11,366

		27,694

United States–10.50%

Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	21,000	21,731
Allison Transmission, Inc.,

4.75%, 10/01/2027(b)	7,000	6,665

3.75%, 01/30/2031(b)	14,000	12,110

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	13,000	12,803

American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	13,000	12,185

Apache Corp., 7.75%, 12/15/2029	7,000	7,686
Asbury Automotive Group, Inc.,

4.50%, 03/01/2028	3,000	2,750

4.63%, 11/15/2029(b)	10,000	8,850
Bausch Health Cos., Inc.,

4.88%, 06/01/2028(b)	3,000	2,399

5.25%, 02/15/2031(b)	9,000	4,639

Boeing Co. (The), 5.15%, 05/01/2030	100,000	101,052

Brink’s Co. (The), 5.50%, 07/15/2025(b)	10,000	10,108
Callon Petroleum Co.,

8.00%, 08/01/2028(b)	3,000	3,042

7.50%, 06/15/2030(b)	6,000	5,762

Calpine Corp., 3.75%, 03/01/2031(b)	11,000	9,789

Camelot Finance S.A., 4.50%, 11/01/2026(b)	17,000	16,288

Carnival Corp., 10.50%, 02/01/2026(b)	10,000	10,514

Carriage Services, Inc., 4.25%, 05/15/2029(b)	17,000	14,812
CCO Holdings LLC/CCO Holdings Capital Corp.,

5.13%, 05/01/2027(b)	100,000	98,098

4.75%, 03/01/2030(b)	3,000	2,734

4.50%, 05/01/2032	20,000	17,321

4.25%, 01/15/2034(b)	8,000	6,628

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Centene Corp.,

4.25%, 12/15/2027	$10,000	$ 9,843

4.63%, 12/15/2029	3,000	2,964

3.00%, 10/15/2030	7,000	6,256

Clarios Global L.P., 6.75%, 05/15/2025(b)	3,000	3,017

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	11,000	11,115

Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	10,000	8,870

Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	7,000	6,790

Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	3,000	3,015
Community Health Systems, Inc.,

8.00%, 03/15/2026(b)	12,000	11,504

5.25%, 05/15/2030(b)	2,000	1,685

4.75%, 02/15/2031(b)	2,000	1,615

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	13,000	12,873

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	7,000	6,404

CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	11,000	9,735

DaVita, Inc., 3.75%, 02/15/2031(b)	4,000	3,049

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	10,000	9,140

DISH DBS Corp., 5.13%, 06/01/2029	9,000	5,895

DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	14,995
Diversified Healthcare Trust,

4.75%, 05/01/2024	5,000	4,576

4.38%, 03/01/2031	15,000	11,122

Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	7,000	6,535

Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	6,000	5,749

Encompass Health Corp., 4.50%, 02/01/2028	10,000	9,275

EnerSys, 5.00%, 04/30/2023(b)	18,000	18,021

EnPro Industries, Inc., 5.75%, 10/15/2026	12,000	11,905
Entegris Escrow Corp.,

4.75%, 04/15/2029(b)	9,000	8,685

5.95%, 06/15/2030(b)	6,000	5,963
EQM Midstream Partners L.P.,

6.50%, 07/01/2027(b)	7,000	7,032

4.75%, 01/15/2031(b)	2,000	1,812

Everi Holdings, Inc., 5.00%, 07/15/2029(b)	11,000	9,914

FirstCash, Inc., 5.63%, 01/01/2030(b)	10,000	9,403
Ford Motor Co.,

3.25%, 02/12/2032	17,000	14,220

4.75%, 01/15/2043	5,000	4,128

	Principal Amount	Value
United States–(continued)

Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	$8,000	$ 7,211

Gap, Inc. (The), 3.63%, 10/01/2029(b)	17,000	12,492

Gartner, Inc.,

4.50%, 07/01/2028(b)	11,000	10,611

3.63%, 06/15/2029(b)	4,000	3,659

Genesis Energy L.P./Genesis Energy Finance Corp.,

5.63%, 06/15/2024	3,000	2,888

6.25%, 05/15/2026	10,000	9,296

7.75%, 02/01/2028	6,000	5,804

Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	10,000	8,849

Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	17,000	15,232

Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	8,000	7,614
HCA, Inc.,

5.88%, 02/15/2026	8,000	8,278

5.88%, 02/01/2029	3,000	3,145

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	13,000	12,609

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	6,000	5,951

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	10,000	8,672

IRB Holding Corp., 7.00%, 06/15/2025(b)	2,000	2,048
iStar, Inc.,

4.75%, 10/01/2024	13,000	12,836

5.50%, 02/15/2026	3,000	2,949

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	10,000	9,769

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	7,000	6,468

Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	6,000	5,069

Lamar Media Corp., 3.63%, 01/15/2031	10,000	8,813

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	7,000	5,997

Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	20,000	16,603

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	10,000	8,922

Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	10,000	8,090
Macy’s Retail Holdings LLC,

5.88%, 04/01/2029(b)	5,000	4,400

5.88%, 03/15/2030(b)	3,000	2,577

4.50%, 12/15/2034	5,000	3,632

Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	11,000	10,433

Mativ, Inc., 6.88%, 10/01/2026(b)	20,000	17,649

Medline Borrower L.P., 3.88%, 04/01/2029(b)	4,000	3,621

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	10,000	9,138

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)

Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	$7,000	$ 6,283

Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	13,000	11,866

Nabors Industries, Inc., 7.38%, 05/15/2027(b)	5,000	4,958

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	10,000	8,698

New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	4,000	3,496

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	9,000	8,249

NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	9,000	6,817

NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	13,000	12,736

Novelis Corp., 4.75%, 01/30/2030(b)	7,000	6,486
Occidental Petroleum Corp.,

8.50%, 07/15/2027	1,000	1,144

6.13%, 01/01/2031	13,000	13,950

6.20%, 03/15/2040	6,000	6,153
OneMain Finance Corp.,

3.88%, 09/15/2028	4,000	3,318

5.38%, 11/15/2029	11,000	9,376

Papa John’s International, Inc., 3.88%, 09/15/2029(b)	17,000	14,896

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	13,000	10,511

Prestige Brands, Inc., 3.75%, 04/01/2031(b)	15,000	12,920

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	9,000	8,079
Rockies Express Pipeline LLC,

4.95%, 07/15/2029(b)	2,000	1,760

4.80%, 05/15/2030(b)	13,000	10,940

6.88%, 04/15/2040(b)	8,000	6,792

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	8,000	7,262

SBA Communications Corp., 3.88%, 02/15/2027	13,000	12,419

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	10,000	8,997

Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	7,000	5,871

Select Medical Corp., 6.25%, 08/15/2026(b)	6,000	6,016

Sensata Technologies B.V., 4.88%, 10/15/2023(b)	10,000	10,019
Sensata Technologies, Inc.,

4.38%, 02/15/2030(b)	2,000	1,859

3.75%, 02/15/2031(b)	2,000	1,741
Service Properties Trust,

4.95%, 10/01/2029	2,000	1,493

4.38%, 02/15/2030	5,000	3,672
Sirius XM Radio, Inc.,

3.13%, 09/01/2026(b)	10,000	9,452

4.00%, 07/15/2028(b)	8,000	7,443

	Principal Amount	Value
United States–(continued)
SM Energy Co.,

6.75%, 09/15/2026	$3,000	$ 2,974

6.63%, 01/15/2027	13,000	12,974

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	11,000	9,365

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	13,000	12,839

SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	11,000	9,350

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	8,000	7,277

Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	10,000	9,862

Terminix Co. LLC (The), 7.45%, 08/15/2027	1,000	1,166
T-Mobile USA, Inc.,

4.75%, 02/01/2028	6,000	5,999

3.38%, 04/15/2029	7,000	6,547

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	7,000	6,412

Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(f)	5,000	4,921

Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(f)	7,000	6,890

Verizon Communications, Inc., 2.36%, 03/15/2032	35,000	30,258

Vistra Corp., 7.00%(b)(c)(d)	2,000	1,863
Vistra Operations Co. LLC,

5.63%, 02/15/2027(b)	2,000	2,010

4.38%, 05/01/2029(b)	10,000	9,318

Weatherford International Ltd., 8.63%, 04/30/2030(b)	7,000	6,350

Western Midstream Operating L.P., 5.45%, 04/01/2044	4,000	3,585

WMG Acquisition Corp., 3.75%, 12/01/2029(b)	11,000	10,093

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	7,000	6,120

Yum! Brands, Inc., 5.38%, 04/01/2032	7,000	6,928

		1,325,169

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,528,974)		1,409,135

U.S. Treasury Securities–0.38%
U.S. Treasury Notes–0.38%

1.63%, 05/15/2026 (Cost $52,077)	52,077	47,955

	Shares
Money Market Funds–36.96%

Invesco Government & Agency Portfolio, Institutional Class, 1.71%(j)(k)	1,568,822	1,568,822

Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(j)(k)	1,142,310	1,142,310

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.68%(j)(k)	161,291	161,291

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Treasury Portfolio, Institutional Class, 1.66%(j)(k)	1,792,940	$ 1,792,940

Total Money Market Funds (Cost $4,665,151)		4,665,363

Options Purchased–1.51%

(Cost $233,626)(l)		190,035

TOTAL INVESTMENTS IN SECURITIES–91.35% (Cost $12,570,523)		11,530,345

OTHER ASSETS LESS LIABILITIES–8.65%		1,092,029

NET ASSETS–100.00%		$12,622,374

Investment Abbreviations:

ADR	- American Depositary Receipt
BRL	- Brazilian Real
Conv.	- Convertible
EUR	- Euro
GBP	- British Pound Sterling
MXN	- Mexican Peso
NVDR	- Non-Voting Depositary Receipt
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
RUB	- Russian Ruble
SDR	- Swedish Depository Receipt
ZAR	- South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $2,157,263, which represented 17.09% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Non-income producing security.
(h)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(i)	Step coupon bond. Rate shown is the rate in effect on July 31, 2022.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 1,830,367	$8,188,172	$ (8,449,717)	$ -	$-	$1,568,822	$ 3,701

Invesco Liquid Assets Portfolio, Institutional Class	1,399,713	5,848,694	(6,105,759)	229	(567)	1,142,310	4,233

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	5,129,560	7,157,536	(12,125,805)	-	-	161,291	680

Invesco Treasury Portfolio, Institutional Class	2,091,848	9,357,910	(9,656,818)	-	-	1,792,940	5,755
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	34,126	(34,126)	-	-	-	5*

Invesco Private Prime Fund	-	54,886	(54,890)	-	4	-	11*

Total	$10,451,488	$30,641,324	$(36,427,115)	$229	$(563)	$4,665,363	$14,385

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(l)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)
	Type of		Expiration	Number of	Exercise		Notional
Description	Contract	Counterparty	Date	Contracts	Price		Value(b)		Value

Equity Risk

FTSE Taiwan RIC Capped Index	Call	BNP Paribas S.A.	12/29/2022	13,787	TWD	1,500.00	TWD	20,680,500	$ 3,620

S&P 500 Index	Call	Merrill Lynch International	09/16/2022	2	USD	4,200.00	USD	840,000	16,416

Subtotal – Index Call Options Purchased									20,036

Equity Risk

EURO STOXX Banks Index	Put	Goldman Sachs International	08/19/2022	8	EUR	82.00	EUR	32,800	1,374

EURO STOXX Banks Index	Put	Goldman Sachs International	09/16/2022	8	EUR	85.00	EUR	34,000	2,689

S&P 500 Index	Put	Merrill Lynch International	09/16/2022	4	USD	3,800.00	USD	1,520,000	13,383

Subtotal – Index Put Options Purchased									17,446

Total Index Options Purchased									$37,482

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value

Currency Risk

GBP Versus USD	Call	Barclays Bank PLC	10/28/2022	USD	1.40	GBP	24,680	$ 2

GBP Versus USD	Call	Barclays Bank PLC	10/28/2022	USD	1.40	GBP	22,424	2

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	76,329	7

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	60,926	6

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	23,843	2

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	128,478	12

USD Versus CNH	Call	Goldman Sachs International	02/15/2023	CNH	7.00	USD	63,659	370

USD Versus CNH	Call	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH	7.00	USD	345,897	2,008

USD Versus CNH	Call	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH	7.00	USD	47,321	275

USD Versus CNH	Call	UBS AG	02/15/2023	CNH	7.00	USD	47,977	279

USD Versus CNH	Call	UBS AG	02/15/2023	CNH	7.00	USD	64,155	372

Subtotal – Foreign Currency Call Options Purchased								3,335

Currency Risk

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	769,533	77,197

USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH	6.16	USD	1,604,558	717

Subtotal – Foreign Currency Put Options Purchased								77,914

Total Foreign Currency Options Purchased								$81,249

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.43%	Pay	SOFR	Annually	06/03/2024	USD	1,947,204	$10,062

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.52	Pay	SOFR	Annually	05/10/2024	USD	861,663	61,137

Total Interest Rate Swaptions Purchased										$71,199

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Credit Default Swaptions Purchased(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value

Credit Risk

BNP Paribas S.A.	Call	0.04%	Markit iTraxx Crossover Index, Series 37, Version 1	5.00%	Quarterly	09/21/2022	5.097%	EUR	636,783	$105

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Index Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)	Value

Equity Risk

EURO STOXX Banks Index	Put	Barclays Bank PLC	09/16/2022	99	EUR	85.00	EUR 420,750	$(33,282)

EURO STOXX Banks Index	Put	J.P. Morgan Chase Bank, N.A.	08/19/2022	102	EUR	82.00	EUR 418,200	(17,521)

S&P 500 Index	Put	Merrill Lynch International	09/16/2022	2	USD	3,000.00	USD 600,000	(430)

S&P 500 Index	Put	Merrill Lynch International	09/16/2022	4	USD	3,300.00	USD 1,320,000	(2,130)

S&P 500 Index	Put	Merrill Lynch International	09/16/2022	4	USD	3,550.00	USD 1,420,000	(5,207)

S&P 500 Index	Put	Barclays Bank PLC	09/16/2022	4	USD	4,025.00	USD 1,610,000	(30,866)

Total Index Options Written								$(89,436)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value

Credit Risk

BNP Paribas S.A.	Put	0.01%	Markit iTraxx Crossover Index, Series 37, Version 1	5.00%	Quarterly	09/21/2022	5.097%	EUR (636,783)	$(15,144)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price	Notional Value	Value

Currency Risk

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD 1.40	GBP 769,533	$(70)

USD Versus CNH	Call	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH 7.00	USD 1,604,558	(9,316)

Subtotal – Foreign Currency Call Options Written						(9,386)

.See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price	Notional Value		Value

Currency Risk

GBP Versus USD	Put	Barclays Bank PLC	10/28/2022	USD 1.32	GBP	24,680	$ (2,476)

GBP Versus USD	Put	Barclays Bank PLC	10/28/2022	USD 1.32	GBP	22,424	(2,250)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD 1.32	GBP	76,329	(7,657)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD 1.32	GBP	60,926	(6,111)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD 1.32	GBP	23,843	(2,392)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD 1.32	GBP	128,478	(12,888)

USD Versus CNH	Put	Goldman Sachs International	02/15/2023	CNH 6.16	USD	63,659	(28)

USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH 6.16	USD	345,897	(155)

USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH 6.16	USD	47,321	(21)

USD Versus CNH	Put	UBS AG	02/15/2023	CNH 6.16	USD	47,977	(21)

USD Versus CNH	Put	UBS AG	02/15/2023	CNH 6.16	USD	64,155	(29)

Subtotal – Foreign Currency Put Options Written							(34,028)

Total – Foreign Currency Options Written							$(43,414)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value	Value

Interest Rate Risk

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.54%	SOFR	Pay	Annually	05/10/2024	USD (8,898,327)	$(50,155)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.29	SOFR	Pay	Annually	06/03/2024	USD (188,556)	(13,231)

Total Open Over-The-Counter Interest Rate Swaptions Written									$(63,386)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

EURO STOXX 50 Index	23	December-2023	$265,866	$13,976	$ 13,976

Mini-DAX® Index	13	September-2022	894,988	1,809	1,809

Subtotal				15,785	15,785

Interest Rate Risk

U.S. Treasury Long Bonds	1	September-2022	144,000	2,974	2,974

Subtotal–Long Futures Contracts				18,759	18,759

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Futures Contracts(a)–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

CAC 40® Index	14	August-2022	$ (922,553)	$ (66,429)	$ (66,429)

E-Mini Russell 2000 Index	21	September-2022	(1,979,565)	(76,783)	(76,783)

E-Mini S&P 500 Index	2	September-2022	(413,350)	(1,774)	(1,774)

EURO STOXX 50 Index	14	September-2022	(529,708)	(41,445)	(41,445)

FTSE 100 Index	5	September-2022	(449,216)	(19,312)	(19,312)

FTSE UK Mid Cap Tradable Plus Index	3	September-2022	(168,942)	(5,210)	(5,210)

MSCI AC Asia ex Japan Index	14	September-2022	(704,763)	43,212	43,212

MSCI World Index	6	September-2022	(500,880)	(24,317)	(24,317)

SGX Nifty 50	16	August-2022	(551,408)	(21,181)	(21,181)

EURO STOXX 600 Index	15	September-2022	(335,053)	(18,943)	(18,943)
Subtotal				(232,182)	(232,182)

Interest Rate Risk

Long Gilt	2	September-2022	(287,839)	(223)	(223)

Subtotal–Short Futures Contracts				(232,405)	(232,405)

Total Futures Contracts				$(213,646)	$(213,646)

(a)	Futures contracts collateralized by $582,176 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit CDX North America High Yield Index,Series 38, Version 1	Buy	(5.00)%	Quarterly	06/20/2027	4.691%	USD 322,740	$(10,275)	$(3,797)	$6,478

Markit iTraxx Crossover Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	5.097	EUR 166,000	(4,546)	652	5,198

Markit iTraxx Crossover Index, Series 37, Version 1	Sell	5.00	Quarterly	06/20/2027	5.097	EUR 10,000	(70)	(39)	31

Markit CDX North America High Yield Index, Series 38, Version 1	Sell	1.00	Quarterly	06/20/2027	0.800	USD 717,000	6,312	6,410	98

Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00	Quarterly	06/20/2027	4.691	USD 20,790	(373)	245	618

Subtotal - Appreciation							(8,952)	3,471	12,423

Credit Risk

Markit CDX North America Investment Grade Index, Series 38, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.800	USD 33,000	12	(295)	(307)

Markit iTraxx Crossover Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	5.097	EUR 31,000	1,022	122	(900)

Markit CDX North America Investment Grade Index, Series 38, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.800	USD 64,000	(111)	(572)	(461)

Markit CDX North America Investment Grade Index, Series 38, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.800	USD 35,000	(61)	(313)	(252)

Markit iTraxx Crossover Index, Series 37, Version 1	Sell	5.00	Quarterly	06/20/2027	5.097	EUR 770,000	42,872	(3,023)	(45,895)

Markit CDX North America Investment Grade Index, Series 38, Version 1	Sell	1.00	Quarterly	06/20/2027	0.800	USD 713,000	6,503	6,375	(128)

Markit CDX North America High Yield Index,Series 38, Version 1	Sell	5.00	Quarterly	06/20/2027	4.691	USD 74,250	1,260	874	(386)

Subtotal - Depreciation							51,497	3,168	(48,329)

Total Centrally Cleared Credit Default Swap Agreements							$42,545	$6,639	$(35,906)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

(a)	Centrally cleared swap agreements collateralized by $884,319 cash held with Credit Suisse.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	SONIA	Annually	2.79%	Annually	05/18/2024	GBP 599,500	$ –	$ 1,458	$ 1,458

Pay	SONIA	Annually	2.89	Annually	05/18/2024	GBP 1,299,500	–	4,594	4,594

Pay	SONIA	Annually	2.18	Annually	06/01/2032	GBP 370,000	(15)	5,898	5,913

Pay	SOFR	Annually	2.64	Annually	07/05/2052	USD 133,000	–	5,951	5,951

Pay	SONIA	Annually	2.26	Annually	07/21/2032	GBP 627,000	–	15,395	15,395

Pay	3 Month AUD BBSW	Quarterly	3.34	Quarterly	04/22/2026	AUD 3,350,500	–	16,153	16,153

Pay	3 Month AUD BBSW	Quarterly	3.36	Quarterly	04/29/2026	AUD 3,350,500	–	16,639	16,639

Pay	3 Month AUD BBSW	Quarterly	3.36	Quarterly	04/22/2026	AUD 3,350,500	–	16,925	16,925

Pay	3 Month AUD BBSW	Quarterly	3.40	Quarterly	04/29/2026	AUD 3,350,500	–	18,570	18,570

Pay	3 Month AUD BBSW	Quarterly	3.51	Quarterly	06/03/2026	AUD 2,982,000	–	20,170	20,170

Receive	SONIA	Annually	(1.89)	Annually	05/17/2032	GBP 1,634,000	51	25,680	25,629

Pay	SOFR	Annually	2.54	Annually	07/25/2029	USD 2,230,000	–	34,741	34,741

Pay	6 Month EURIBOR	Semi-Annually	0.29	Annually	06/16/2026	EUR 775,795	–	44,844	44,844
Subtotal – Appreciation							36	227,018	226,982
Interest Rate Risk

Pay	SOFR	Annually	1.03	Annually	12/20/2026	USD 1,591,000	155	(95,835)	(95,990)

Pay	SOFR	Annually	1.76	Annually	02/16/2052	USD 560,260	–	(78,694)	(78,694)

Receive	SOFR	Annually	(2.81)	Annually	04/25/2026	USD 2,588,750	–	(30,659)	(30,659)

Receive	SOFR	Annually	(2.77)	Annually	04/29/2026	USD 2,588,750	–	(28,866)	(28,866)

Pay	SONIA	Annually	2.44	Annually	05/18/2024	GBP 15,284,000	–	(26,462)	(26,462)

Receive	SONIA	Annually	(2.92)	Annually	05/18/2024	GBP 5,722,000	–	(22,615)	(22,615)

Receive	SOFR	Annually	(2.65)	Annually	04/29/2026	USD 2,088,750	–	(18,326)	(18,326)

Receive	SOFR	Annually	(2.79)	Annually	04/22/2026	USD 1,478,227	–	(16,914)	(16,914)

Receive	SOFR	Annually	(2.61)	Annually	06/03/2026	USD 1,694,000	–	(14,139)	(14,139)

Receive	SOFR	Annually	(2.43)	Annually	07/25/2054	USD 509,000	–	(8,001)	(8,001)

Receive	SONIA	Annually	(2.38)	Annually	07/01/2032	GBP 166,000	–	(6,205)	(6,205)

Receive	3 Month AUD BBSW	Quarterly	(3.39)	Quarterly	04/05/2026	AUD 1,101,000	–	(6,093)	(6,093)

Receive	SONIA	Annually	(2.76)	Annually	05/18/2024	GBP 2,986,000	–	(6,052)	(6,052)

Receive	SONIA	Annually	(2.40)	Annually	06/23/2032	GBP 85,000	3	(3,406)	(3,409)

Receive	SOFR	Annually	(2.67)	Annually	06/03/2027	USD 266,000	–	(2,634)	(2,634)

Receive	SONIA	Annually	(2.32)	Annually	07/01/2032	GBP 71,000	3	(2,236)	(2,239)

Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	06/27/2026	EUR 10,000	–	(231)	(231)
Subtotal – Depreciation							161	(367,368)	(367,529)
Total Centrally Cleared Interest Rate Swap Agreements							$197	$(140,350)	$(140,547)

(a)	Centrally cleared swap agreements collateralized by $884,319 cash held with Credit Suisse.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	United Kingdom RPI	At Maturity	(4.13)%	At Maturity	07/15/2028	GBP 103,000	$ –	$ 2,743	$ 2,743

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)–(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	United Kingdom RPI	At Maturity	3.86%	At Maturity	07/15/2028	GBP 2,357,431	$(3,043)	$(372,741)	$(369,698)
Total – Centrally Cleared Inflation Swap Agreements							$(3,043)	$(369,998)	$(366,955)

(a)	Centrally cleared swap agreements collateralized by $884,319 cash held with Credit Suisse.

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value	Unrealized Appreciation (Depreciation)

Equity Risk

Credit Suisse International	EURO STOXX 50 PR	Pay	28.60%	At Maturity	12/20/2024	EUR 8,671	$ 2,458

Merrill Lynch International	RUSSELL 2000 Index	Receive	31.00	At Maturity	12/15/2023	USD 2,018	4,785

Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD 5,241	31,844

Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD 7,520	22,327

Societe Generale S.A.	S&P 500 Index	Pay	25.90	At Maturity	12/16/2022	USD 1,666	6,231

UBS AG	S&P 500 Index	Pay	29.75	At Maturity	12/15/2023	USD 4,024	6,123

Subtotal – Appreciation							73,768

Equity Risk

Credit Suisse International	S&P 500 Index	Receive	27.55	At Maturity	12/15/2023	USD 1,245	(1,084)

Goldman Sachs International	S&P 500 Index	Receive	29.20	At Maturity	12/15/2023	USD 571	(908)

J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	29.75	At Maturity	12/15/2023	USD 994	(959)

Merrill Lynch International	EURO STOXX 50 Index	Receive	28.49	At Maturity	12/20/2024	EUR 716	(170)

Merrill Lynch International	S&P 500 Index	Pay	27.00	At Maturity	12/15/2023	USD 2,018	(6,812)

Merrill Lynch International	S&P 500 Index	Receive	25.90	At Maturity	12/15/2023	USD 675	(154)

Societe Generale S.A.	RUSSELL 2000 Index	Receive	30.90	At Maturity	12/16/2022	USD 1,666	(5,797)

UBS AG	S&P 500 Index	Receive	30.30	At Maturity	12/15/2023	USD 591	(707)

UBS AG	S&P 500 Index	Receive	32.30	At Maturity	12/15/2023	USD 344	(1,157)
Subtotal – Depreciation							(17,748)
Total – Variance Swap Agreements							$56,020

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)

Currency Risk

Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$ 10,194

BNP Paribas S.A.	EUR/USD	Pay	10.58	At Maturity	11/13/2023	EUR	1,027	384

BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	8,212

BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	6,312

BNP Paribas S.A.	USD/JPY	Pay	11.10	At Maturity	11/13/2023	USD	990	820

BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	7,533

BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	6,316	15,269

BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	6,827

BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	1,609

BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	1,561

BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	394	6,177

Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	9,027

Goldman Sachs International	USD/JPY	Pay	11.20	At Maturity	01/10/2024	USD	1,305	1,013

Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	1,368

Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	75	1,280

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)–(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)

Goldman Sachs International	USD/JPY	Receive	7.73%	At Maturity	11/13/2023	USD	1,466	$ 1,632

Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	1,531

Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	1,463

Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	1,465

Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	3,483

Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	3,125

J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	7,298

J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	13,962

J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	11.10	At Maturity	01/23/2023	USD	4,640	745

J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	11.21	At Maturity	01/23/2023	USD	4,640	1,024

Morgan Stanley and Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	8,380

Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	6,245

Morgan Stanley and Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	18,838

Morgan Stanley and Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	189

Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	148	2,300

Societe Generale S.A.	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	10,645

Societe Generale S.A.	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	4,617

Standard Chartered Bank PLC	USD/JPY	Receive	7.53	At Maturity	01/10/2024	USD	6,917	10,266

Subtotal – Appreciation								174,794

Currency Risk

BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(3,081)

BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	(126)

BNP Paribas S.A.	EUR/USD	Pay	8.76	At Maturity	12/14/2022	EUR	5,148	(6,609)

BNP Paribas S.A.	USD/JPY	Pay	7.65	At Maturity	01/10/2024	USD	4,832	(10,836)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	8.18	At Maturity	01/23/2023	USD	5,638	(16,739)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(2,915)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(3,579)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(3,560)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(4,021)

J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(4,237)

Morgan Stanley and Co. International PLC	EUR/USD	Pay	6.23	At Maturity	11/13/2023	EUR	3,764	(13,292)

Morgan Stanley and Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	(1,503)
Subtotal – Depreciation								(70,498)
Total – Volatility Swap Agreements								$104,296

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk

Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR	Quarterly	4,990	April–2023	EUR 466,266	$–	$ 20,808	$ 20,808

Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month USD LIBOR	Quarterly	332	April–2023	EUR 31,022	–	1,384	1,384

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	619	October–2022	USD 501,587	–	33,812	33,812

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	581	October–2022	USD 470,795	–	31,735	31,735

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	145	October–2022	USD 117,496	–	7,920	7,920

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	124	October–2022	USD 100,479	–	6,773	6,773

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	21	October–2022	USD 17,017	–	1,147	1,147

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	241	October–2022	USD 191,624	–	16,827	16,827

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	242	October–2022	USD 193,827	–	15,488	15,488

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	266	October–2022	USD 215,545	–	14,529	14,529

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	SOFR +0.610%	Quarterly	88	October–2022	USD 71,308	–	4,807	4,807

Societe Generale S.A.	Receive	SG Strong Balance Sheet 250 C Index	SOFR +0.610%	Quarterly	79	October–2022	USD 64,015	–	4,315	4,315

Total – Total Return Swap Agreements								$–	$159,545	$159,545

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $160,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Open Forward Foreign Currency Contracts
				Unrealized
Settlement		Contract to		Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)

Currency Risk

09/13/2022	Barclays Bank PLC	KRW 690,443,000	USD 552,198	$ 22,247

09/09/2022	BNP Paribas S.A.	USD 15,766	GBP 13,000	79

09/13/2022	BNP Paribas S.A.	EUR 53,284	CHF 55,000	3,342

09/13/2022	BNP Paribas S.A.	EUR 70,221	GBP 60,333	1,564

10/14/2022	BNP Paribas S.A.	USD 33,522	GBP 28,000	634

08/12/2022	Citibank, N.A.	TWD 231,000	USD 7,739	38

09/09/2022	Citibank, N.A.	MXN 520,000	USD 26,139	808

09/09/2022	Citibank, N.A.	ZAR 359,968	USD 23,085	1,519

09/13/2022	Citibank, N.A.	KRW 6,855,000	USD 5,262	0

08/12/2022	Deutsche Bank AG	GBP 374,000	USD 468,491	12,926

08/12/2022	Deutsche Bank AG	KRW 384,631,000	USD 304,090	8,994

09/13/2022	Deutsche Bank AG	CNY 7,643,579	USD 1,146,471	13,395

10/12/2022	Deutsche Bank AG	USD 35,686	KRW 46,482,000	8

10/12/2022	Deutsche Bank AG	ZAR 2,963,000	USD 179,527	2,622

08/12/2022	Goldman Sachs International	EUR 3,155	GBP 2,666	21

08/12/2022	Goldman Sachs International	EUR 193,001	USD 203,960	6,569

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

08/12/2022	Goldman Sachs International	USD	21,294	EUR	21,000	$183

08/12/2022	Goldman Sachs International	ZAR	2,963,000	USD	183,595	5,535

09/13/2022	Goldman Sachs International	GBP	198,000	USD	249,033	7,678

09/13/2022	Goldman Sachs International	ZAR	1,481,500	USD	91,222	2,505

10/14/2022	Goldman Sachs International	EUR	11,000	USD	11,319	19

12/13/2022	Goldman Sachs International	TWD	33,441,000	USD	1,225,484	102,003

04/12/2023	Goldman Sachs International	HKD	34,977,000	USD	4,482,794	13,183

04/12/2023	Goldman Sachs International	USD	4,295,395	HKD	33,631,000	2,214

08/12/2022	J.P. Morgan Chase Bank, N.A.	EUR	26,000	USD	27,355	764

08/12/2022	J.P. Morgan Chase Bank, N.A.	TWD	67,106,884	USD	2,310,207	72,947

08/22/2022	J.P. Morgan Chase Bank, N.A.	EUR	88,000	USD	90,369	305

08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	22,854	AUD	33,000	210

09/09/2022	J.P. Morgan Chase Bank, N.A.	EUR	168,000	USD	180,552	8,395

09/09/2022	J.P. Morgan Chase Bank, N.A.	GBP	283,000	USD	354,320	9,385

10/14/2022	J.P. Morgan Chase Bank, N.A.	USD	9,483	GBP	8,000	276

08/12/2022	Morgan Stanley and Co. International PLC	NZD	138,000	AUD	124,775	403

08/12/2022	Morgan Stanley and Co. International PLC	USD	217,477	GBP	181,000	2,997

08/12/2022	Morgan Stanley and Co. International PLC	USD	171,818	JPY	23,530,667	4,766

09/13/2022	Morgan Stanley and Co. International PLC	USD	172,247	JPY	23,530,666	4,769

09/13/2022	Morgan Stanley and Co. International PLC	ZAR	1,481,500	USD	91,209	2,491

10/12/2022	Morgan Stanley and Co. International PLC	USD	217,746	GBP	181,000	3,040

10/12/2022	Morgan Stanley and Co. International PLC	USD	172,737	JPY	23,530,667	4,720

08/12/2022	Natwest Group PLC	EUR	150,000	USD	159,223	5,810

08/12/2022	Natwest Group PLC	GBP	312,000	USD	384,690	4,646

09/09/2022	Natwest Group PLC	USD	16,975	GBP	14,000	89

09/15/2022	Natwest Group PLC	USD	20,494	JPY	2,800,000	573

10/14/2022	Natwest Group PLC	EUR	115,000	USD	119,670	1,526

12/13/2022	Standard Chartered Bank PLC	TWD	4,557,116	USD	156,790	3,690

08/22/2022	State Street Bank & Trust Co.	CNY	384,834	USD	57,235	171

08/22/2022	State Street Bank & Trust Co.	DKK	2,970	USD	409	1

08/22/2022	State Street Bank & Trust Co.	EUR	82,805	USD	85,006	259

08/22/2022	State Street Bank & Trust Co.	HKD	1,571,109	USD	200,395	111

08/22/2022	State Street Bank & Trust Co.	THB	725,000	USD	20,009	285

08/22/2022	State Street Bank & Trust Co.	TWD	713,192	USD	23,923	140

08/22/2022	State Street Bank & Trust Co.	USD	23,585	AUD	34,600	597

08/22/2022	State Street Bank & Trust Co.	USD	439	CHF	422	5

08/22/2022	State Street Bank & Trust Co.	USD	92,672	EUR	92,000	1,485

08/22/2022	State Street Bank & Trust Co.	USD	94,354	GBP	78,000	678

08/22/2022	State Street Bank & Trust Co.	USD	7,296	JPY	998,000	199

09/09/2022	State Street Bank & Trust Co.	USD	13,365	GBP	11,000	43

Subtotal–Appreciation						343,862

Currency Risk

09/13/2022	Barclays Bank PLC	USD	53,653	KRW	67,085,000	(2,162)

10/12/2022	Barclays Bank PLC	USD	38,842	TWD	1,150,667	(382)

08/12/2022	BNP Paribas S.A.	AUD	255,333	USD	173,346	(5,081)

08/12/2022	BNP Paribas S.A.	EUR	9,000	USD	9,152	(52)

08/12/2022	BNP Paribas S.A.	USD	13,831	GBP	11,000	(432)

08/12/2022	BNP Paribas S.A.	USD	25,657	INR	1,981,000	(700)

08/12/2022	BNP Paribas S.A.	USD	705,666	TWD	20,850,000	(10,553)

09/09/2022	BNP Paribas S.A.	USD	23,266	EUR	22,000	(723)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/09/2022	BNP Paribas S.A.	USD	9,820	GBP	8,000	$(69)

09/13/2022	BNP Paribas S.A.	AUD	255,334	USD	173,420	(5,100)

10/12/2022	BNP Paribas S.A.	AUD	255,333	USD	173,493	(5,095)

12/13/2022	BNP Paribas S.A.	USD	1,327,808	TWD	37,998,116	(51,228)

08/12/2022	Citibank, N.A.	INR	510,000	USD	6,396	(29)

08/12/2022	Citibank, N.A.	USD	15,012	GBP	12,000	(394)

08/12/2022	Deutsche Bank AG	USD	22,351	KRW	28,271,000	(661)

09/13/2022	Deutsche Bank AG	USD	37,649	CNY	253,000	(144)

10/12/2022	Deutsche Bank AG	AUD	803,820	NZD	888,000	(3,989)

10/12/2022	Deutsche Bank AG	GBP	283,000	USD	342,567	(2,641)

10/12/2022	Deutsche Bank AG	KRW	343,316,000	USD	263,574	(61)

10/12/2022	Deutsche Bank AG	USD	39,476	INR	3,148,000	(60)

08/22/2022	Goldman Sachs International	JPY	114,000	USD	827	(30)

09/09/2022	Goldman Sachs International	USD	11,386	EUR	11,000	(114)

09/13/2022	Goldman Sachs International	USD	66,100	CNY	445,000	(133)

09/13/2022	Goldman Sachs International	USD	19,750	INR	1,549,000	(296)

09/13/2022	Goldman Sachs International	USD	34,565	TWD	1,007,667	(935)

08/12/2022	J.P. Morgan Chase Bank, N.A.	AUD	802,509	NZD	888,000	(2,316)

08/12/2022	J.P. Morgan Chase Bank, N.A.	GBP	14,000	USD	16,736	(317)

08/12/2022	J.P. Morgan Chase Bank, N.A.	USD	66,454	EUR	62,000	(3,044)

08/12/2022	J.P. Morgan Chase Bank, N.A.	USD	116,448	GBP	93,000	(3,166)

08/12/2022	J.P. Morgan Chase Bank, N.A.	USD	39,557	TWD	1,160,667	(861)

08/22/2022	J.P. Morgan Chase Bank, N.A.	JPY	438,000	USD	3,178	(111)

09/13/2022	J.P. Morgan Chase Bank, N.A.	AUD	400,833	NZD	444,000	(1,060)

09/13/2022	J.P. Morgan Chase Bank, N.A.	CHF	2,000	EUR	1,967	(91)

04/12/2023	J.P. Morgan Chase Bank, N.A.	USD	172,323	HKD	1,346,000	(322)

08/12/2022	Merrill Lynch International	USD	100,323	TWD	2,983,000	(874)

08/12/2022	Morgan Stanley and Co. International PLC	USD	46,903	KRW	61,016,000	(90)

09/13/2022	Morgan Stanley and Co. International PLC	AUD	401,215	NZD	444,000	(1,327)

10/14/2022	Natwest Group PLC	GBP	264,000	USD	318,924	(3,125)

08/12/2022	Standard Chartered Bank PLC	USD	155,242	TWD	4,557,116	(3,313)

08/12/2022	State Street Bank & Trust Co.	GBP	2,666	EUR	3,140	(36)

08/12/2022	State Street Bank & Trust Co.	GBP	7,000	USD	8,431	(96)

08/12/2022	State Street Bank & Trust Co.	USD	182,175	EUR	169,001	(9,329)

08/22/2022	State Street Bank & Trust Co.	AUD	325,275	USD	222,983	(4,357)

08/22/2022	State Street Bank & Trust Co.	CAD	21,099	USD	16,197	(279)

08/22/2022	State Street Bank & Trust Co.	CHF	49,360	USD	50,497	(1,433)

08/22/2022	State Street Bank & Trust Co.	DKK	144,365	USD	19,485	(364)

08/22/2022	State Street Bank & Trust Co.	EUR	371,481	USD	373,999	(6,195)

08/22/2022	State Street Bank & Trust Co.	GBP	677,261	USD	806,363	(18,784)

08/22/2022	State Street Bank & Trust Co.	IDR	455,816,000	USD	30,306	(437)

08/22/2022	State Street Bank & Trust Co.	INR	5,546,000	USD	69,381	(423)

08/22/2022	State Street Bank & Trust Co.	JPY	451,000	USD	3,261	(126)

08/22/2022	State Street Bank & Trust Co.	KRW	131,937,667	USD	100,980	(257)

08/22/2022	State Street Bank & Trust Co.	MXN	26,912,604	USD	1,280,796	(34,605)

08/22/2022	State Street Bank & Trust Co.	NOK	45,438	USD	4,433	(271)

08/22/2022	State Street Bank & Trust Co.	SEK	133,952	USD	12,656	(538)

08/22/2022	State Street Bank & Trust Co.	SGD	46,038	USD	32,731	(597)

08/22/2022	State Street Bank & Trust Co.	USD	2,382	CNY	16,016	(8)

08/22/2022	State Street Bank & Trust Co.	USD	7,503	HKD	58,818	(4)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

08/22/2022	State Street Bank & Trust Co.	ZAR	8,301,221	USD	485,985	$ (12,311)

09/13/2022	State Street Bank & Trust Co.	CHF	3,000	EUR	3,031	(55)

Subtotal–Depreciation						(201,586)

Total Forward Foreign Currency Contracts						$ 142,276

Abbreviations:

AUD	–Australian Dollar
BBSW	–Bank Bill Swap Rate
CAD	–Canadian Dollar
CHF	–Swiss Franc
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
DKK	–Danish Krone
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
HKD	–Hong Kong Dollar
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
RPI	–Retail Price Index
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$64,787	$3,038,787	$0	$3,103,574

Common Stocks & Other Equity Interests	499,639	1,611,709	2,935	2,114,283

U.S. Dollar Denominated Bonds & Notes	–	1,409,135	–	1,409,135

U.S. Treasury Securities	–	47,955	–	47,955

Money Market Funds	4,665,363	–	–	4,665,363

Options Purchased	–	190,035	–	190,035

Total Investments in Securities	5,229,789	6,297,621	2,935	11,530,345

Other Investments - Assets*

Investments Matured	–	133,002	–	133,002

Futures Contracts	61,971	–	–	61,971

Forward Foreign Currency Contracts	–	343,862	–	343,862

Swap Agreements	–	650,255	–	650,255

	61,971	1,127,119	–	1,189,090

Other Investments - Liabilities*

Futures Contracts	(275,617)	–	–	(275,617)

Forward Foreign Currency Contracts	–	(201,586)	–	(201,586)

Options Written	–	(211,380)	–	(211,380)

Swap Agreements	–	(873,802)	–	(873,802)

	(275,617)	(1,286,768)	–	(1,562,385)

Total Other Investments	(213,646)	(159,649)	–	(373,295)

Total Investments	$5,016,143	$6,137,972	$2,935	$11,157,050

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

Invesco Global Targeted Returns Fund